Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
18.	Related Party Transactions

As described in Notes 14 and 15, in July 2021, the Company entered into the 2021 License Agreement with NHSc Pharma Partners, succeeded by NHSc Rx License GmbH (together with Société des Produits Nestlé S.A., their affiliates, and their subsidiaries, “Nestlé”). NHSc Rx License GmbH is an affiliate of one of the Company’s significant stockholders, Société des Produits Nestlé S.A. During the years ended December 31, 2023 and 2022, the Company recognized $126,975 and $4,114 of related party revenue, respectively, associated with the 2021 License Agreement. As of the years ended December 31, 2023 and 2022, there was $0 and $1,976 of deferred revenue related to the 2021 License Agreement, respectively, which is classified as current in the consolidated balance sheets. As of December 31, 2023 and 2022 there was $28,053 and $34,770 included in accrued expenses and other liabilities, which represents amounts due to Nestlé pursuant to the 2021 License Agreement. As of December 31, 2023 and 2022, there was $7,730 and $0 of deferred income - related party included on the accompanying consolidated balance sheets, which represents the inventory transferred to Nestlé that Nestlé has not yet sold through to customers or transferred as free goods. The Company recognizes deferred income - related party as collaboration profit upon Nestlé’s sale or transfer of such inventory to third parties. During the years ended December 31, 2023 and 2022, the Company paid Nestlé $37,387 and $0 for Nestlé’s share of the collaboration expenses pursuant to the 2021 License Agreement. During the years ended December 31, 2023 and 2022, the Company received $31,243 and $0 in payments from Nestlé for the transfer of VOWST to Nestlé. As of December 31, 2023 and 2022, there is $8,674 and $0 due from Nestlé pursuant to the 2021 License Agreement.

As described in Note 14, Revenue from Contracts with Customers, in January 2016, the Company entered into the 2016 License Agreement with Nestec, Ltd, succeeded by Société des Produits Nestlé S.A. for the development and commercialization of certain product candidates in development for the treatment and management of CDI and IBD, including UC and Crohn’s disease. Société des Produits Nestlé S.A. is one of the Company’s significant stockholders. During the years ended December 31, 2023 and 2022, the Company recognized ($650) and $3,014, respectively, of related party revenue associated with the 2016 License Agreement. As of December 31, 2023 and 2022, there was $95,364 and $94,713, respectively, of deferred revenue related to the 2016 License Agreement, which is classified as current or non-current in the consolidated balance sheets. The Company did not make any payment to or receive any payment from Nestlé during the years ended December 31, 2023 and 2022 pursuant to the 2016 License Agreement. There was no amount due from Nestlé pursuant to the 2016 License Agreement as of December 31, 2023 and 2022.

As described in Note 11, the Company entered into a securities purchase agreement with Flagship Pioneering Fund VII, L.P. and Nutritional Health LTP Fund, L.P., affiliates of Flagship, one of the Company’s significant stockholders, for the sale of 8,738,243 shares of its common stock at a purchase price of $3.15 per share as part of the Registered Direct Offering, which closed on July 5, 2022. The Company received proceeds from Flagship of $27,525.

In July 2022, the Company entered into a Pledge and Utilization Agreement with Flagship Pioneering Labs TPC, Inc., an affiliate of Flagship, for an option to lease certain manufacturing space. The Company paid $833 for this option which is classified in other non-current assets on the Company’s consolidated balance sheet as of December 31, 2022. In June 2023, the Company elected not to renew the option and accordingly at such time, expensed the $833 option payment.